Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Expenses
Schedule of recognized share-based compensation expense

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	411	216	261	36
Research and product development	572	216	261	36
Sales and marketing	657	86	126	17
General and administrative	3,409	15,408	8,758	1,200
Total	5,049	15,926	9,406	1,289

Schedule of the company's option activities

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000
Outstanding at January 1, 2024	35,268,120	0.84	6.82	3,805
Exercised	(60,678)	—	—	—
Forfeited	(125,947)	—	—	—
Outstanding at December 31, 2024	35,081,495	0.84	5.95	3,776
Vested and expected to vest at December 31, 2024	34,776,957	0.84	5.93	2,763
Exercisable at December 31, 2024	26,960,486	0.97	5.40	3,738

Schedule of assumptions used to estimate the fair value of option grant on the date of grant

	2022	2023
Expected volatility	48.25%	49.00%
Risk-free interest rate	2.78%	3.30%
Exercise multiple	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%
Time to maturity (in years)	10	10
Expected forfeiture rate (post-vesting)	0%-13.24%	0%-3.75%
Fair value of the common share on the date of option grant	US$0.13-0.16 (RMB0.90-1.10)	US$0.25-0.27 (RMB1.79-1.83)

Schedule of restricted shares activity

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2024	108,807	0.17
Vested	(44,964)	0.17
Restricted shares as of December 31, 2024	63,843	0.17
Vested and expected to vest at December 31, 2024	63,843	0.17